INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INDEFINITE - LIVED INTANGIBLE ASSETS

The following table summarizes the balances of the indefinite-lived intangible assets and is included in discontinued operations as of December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
Intangible asset - Part 135 certificate	$—	$1,200